Shareholder Report, Holdings (Details) - C000248219	Mar. 31, 2025
AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	33.70%
AA/Aa
Holdings [Line Items]
Percent of Total Investments	1.70%
A
Holdings [Line Items]
Percent of Total Investments	6.80%
BBB/Baa
Holdings [Line Items]
Percent of Total Investments	8.40%
BB/Ba
Holdings [Line Items]
Percent of Total Investments	21.40%
B
Holdings [Line Items]
Percent of Total Investments	13.80%
CCC/Caa
Holdings [Line Items]
Percent of Total Investments	1.40%
N/R
Holdings [Line Items]
Percent of Total Investments	12.80%
Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	46.30%
Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	18.50%
Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	16.60%
U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	14.80%
Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.30%
Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.50%